Trade and Other Receivables	3 Months Ended
Mar. 31, 2026
Trade and Other Receivables.
Trade and Other Receivables

6. Trade and Other Receivables

	March 31,	December 31,
	2026	2025
	€1,000	€1,000
Collaboration receivables	406	3,358
Prepayments	3,178	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	318	313
Total	4,404	6,800

All receivables are considered short-term and due within one year. At March 31, 2026 and December 31, 2025 collaboration receivables consisted of amounts receivable from Lilly. At March 31, 2026 and December 31, 2025 prepayments consisted principally of payments made by the Company for services not yet provided by vendors. At March 31, 2026 and December 31, 2025 other receivables consisted principally of accrued grant income and deposits. As at March 31, 2026 and December 31, 2025 the accrued grant income relating to Rett Syndrome Research Trust (“RSRT”) includes the initial fair value of the warrants issued to RSRT that was accounted for as a reduction of the transaction price. The RSRT agreement is described in Note 14. Other Income.